Equity Instruments - Rollforward of Warrant Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Warrant Liability [Roll Forward]
Beginning Balance	$ 181
Loss/gain on fair value of warrants	5,202	$ (4)
Ending Balance	21,705	181
Redeemable convertible preferred stock warrants
Warrant Liability [Roll Forward]
Beginning Balance	181	185
Loss/gain on fair value of warrants	4,484	(4)
Exercise of warrants (Redeemable preferred convertible stock)	(4,665)	0
Ending Balance	0	181
Common stock warrants
Warrant Liability [Roll Forward]
Beginning Balance	0
Reclassification of warrants liability upon the reverse recapitalization	21,051
Loss/gain on fair value of warrants	(654)
Ending Balance	$ 21,705	$ 0